Leuthold Select Industries Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Commercial Services & Supplies - 1.3%
Brady Corp. - Class A	1,778	$104,351
Brink's Co.	1,255	110,377
		214,728

Communications Equipment - 1.0%
Cisco Systems, Inc.	3,305	166,969

Construction Materials - 4.4%
Cemex SAB de CV - ADR(a)	17,585	136,284
CRH PLC	2,981	206,166
Eagle Materials, Inc.	652	132,252
Martin Marietta Materials, Inc.	273	136,202
Summit Materials, Inc. - Class A(a)	3,450	132,687
		743,591

Distributors - 0.8%
LKQ Corp.	2,749	131,375

Electronic Equipment, Instruments & Components - 4.1%
Flex, Ltd.(a)	7,190	219,008
Jabil, Inc.	2,177	277,350
TE Connectivity Ltd.	1,409	197,965
		694,323

Energy Equipment & Services - 4.2%
Baker Hughes Co.	4,231	144,615
Halliburton Co.	3,654	132,092
Liberty Energy, Inc.	3,376	61,241
NOV, Inc.	4,436	89,962
Schlumberger NV	3,038	158,097
Tenaris SA - ADR	3,806	132,297
		718,304

Entertainment - 1.5%
Netflix, Inc.(a)	525	255,612

Financial Services - 2.5%
Mastercard, Inc. - Class A	549	234,154
Visa, Inc. - Class A	728	189,535
		423,689

Health Care Providers & Services - 11.1%
AmerisourceBergen Corp.	1,084	222,632
Cardinal Health, Inc.	2,216	223,373
Centene Corp.(a)	2,028	150,498
Elevance Health, Inc.	407	191,925
HCA Healthcare, Inc.	568	153,746
Humana, Inc.	505	231,194
McKesson Corp.	563	260,658
Tenet Healthcare Corp.(a)	1,048	79,197
UnitedHealth Group, Inc.	720	379,059
		1,892,282

Household Durables - 9.7%
D.R. Horton, Inc.	2,285	347,274
KB Home	1,697	105,995
Lennar Corp. - Class A	1,366	203,589
MDC Holdings, Inc.	2,270	125,418
Meritage Homes Corp.	975	169,845
PulteGroup, Inc.	3,460	357,140
Taylor Morrison Home Corp.(a)	2,608	139,137
Toll Brothers, Inc.	2,100	215,859
		1,664,257

Insurance - 3.5%
Everest Group Ltd.	518	183,154
Reinsurance Group of America, Inc.	1,390	224,874
RenaissanceRe Holdings, Ltd.	979	191,884
		599,912

Interactive Media & Services - 9.1%
Alphabet, Inc. - Class A(a)	2,986	417,114
Cargurus, Inc.(a)	4,825	116,572
IAC, Inc.(a)	1,953	102,298
Match Group, Inc.(a)	4,036	147,314
Meta Platforms, Inc. - Class A(a)	1,276	451,654
Shutterstock, Inc.	2,164	104,478
TripAdvisor, Inc.(a)	5,042	108,554
Yelp, Inc.(a)	2,115	100,124
		1,548,108

IT Services - 4.7%
Akamai Technologies, Inc.(a)	1,775	210,071
GoDaddy, Inc. - Class A(a)	1,971	209,241
Okta, Inc.(a)	2,179	197,265
Wix.com, Ltd.(a)	1,469	180,716
		797,293

Machinery - 3.7%
AGCO Corp.	437	53,056
Allison Transmission Holdings, Inc.	1,326	77,107
Caterpillar, Inc.	428	126,547
Cummins, Inc.	233	55,820
Deere & Co.	289	115,562
PACCAR, Inc.	1,342	131,046
Terex Corp.	1,352	77,686
		636,824

Media - 1.9%
Charter Communications, Inc. - Class A(a)	369	143,423
Comcast Corp. - Class A	4,264	186,976
		330,399

Metals & Mining - 2.6%
Nucor Corp.	647	112,604
Steel Dynamics, Inc.	1,145	135,225
United States Steel Corp.	3,992	194,210
		442,039

Oil, Gas & Consumable Fuels - 2.6%
Exxon Mobil Corp.	2,300	229,954
Shell PLC - ADR	3,304	217,403
		447,357

Semiconductors & Semiconductor Equipment - 8.4%
Applied Materials, Inc.	2,609	422,841
KLA Corp.	538	312,739
Lam Research Corp.	766	599,977
MKS Instruments, Inc.	991	101,944
		1,437,501

Software - 10.8%
Adobe, Inc.(a)	314	187,332
Check Point Software Technologies, Ltd.(a)	1,078	164,708
Dolby Laboratories, Inc. - Class A	1,276	109,966
Fortinet, Inc.(a)	2,244	131,341
Microsoft Corp.	2,042	767,874
Oracle Corp.	2,450	258,304
Progress Software Corp.	1,190	64,617
Qualys, Inc.(a)	852	167,231
		1,851,373

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	2,908	559,877

Trading Companies & Distributors - 6.0%
AerCap Holdings NV(a)	2,107	156,592
Boise Cascade Co.	715	92,492
GMS, Inc.(a)	1,016	83,749
MSC Industrial Direct Co., Inc. - Class A	545	55,187
Rush Enterprises, Inc. - Class A	1,855	93,307
Textainer Group Holdings Ltd.	1,981	97,465
United Rentals, Inc.	497	284,989
WESCO International, Inc.	934	162,404
		1,026,185

Wireless Telecommunication Services - 1.2%
T-Mobile US, Inc.	1,331	213,399
TOTAL COMMON STOCKS (Cost $11,388,552)		16,795,397

SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 5.25%(b)	311,411	311,411
TOTAL SHORT-TERM INVESTMENTS (Cost $311,411)		311,411

TOTAL INVESTMENTS - 100.2% (Cost $11,699,963)		$17,106,808
Liabilities in Excess of Other Assets - (0.2)%		(28,343)
TOTAL NET ASSETS - 100.0%		$17,078,465

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2023:

Leuthold Select Industries Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,795,397	$–	$–	$16,795,397
Money Market Funds	311,411	–	–	311,411
Total Investments	$17,106,808	$–	$–	$17,106,808

Refer to the Schedule of Investments for industry classifications.